NOTES PAYABLE (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Minimum interest rate on promissory notes	8.00%
Maximum interest rate on promissory notes	12.00%
Michael Lee CEO [Member]
Note Payable	$ 67,154	$ 27,731
Accrued interest	29,866	70,922
Promissory Notes [Member]
Promissory notes, repaid	0	15,607	$ 101,299
Promissory notes, issued	$ 276,349	$ 318,923	$ 0